Quarterly Report
December 31, 2020
The Select Sector SPDR® Trust
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
DIVERSIFIED TELECOMMUNICATION SERVICES — 9.3%
AT&T, Inc.	17,511,609	$503,633,875
CenturyLink, Inc.	10,993,354	107,185,201
Verizon Communications, Inc.	8,998,057	528,635,849
		1,139,454,925
ENTERTAINMENT — 21.3%
Activision Blizzard, Inc.	6,489,444	602,544,875
Electronic Arts, Inc.	3,229,556	463,764,242
Live Nation Entertainment, Inc. (a) (b)	1,592,000	116,980,160
Netflix, Inc. (a)	1,079,065	583,482,817
Take-Two Interactive Software, Inc. (a)	1,280,601	266,096,082
Walt Disney Co. (a)	3,090,333	559,906,533
		2,592,774,709
INTERACTIVE MEDIA & SERVICES — 47.7%
Alphabet, Inc. Class A (a)	793,795	1,391,236,869
Alphabet, Inc. Class C (a)	766,399	1,342,639,080
Facebook, Inc. Class A (a)	9,509,316	2,597,564,758
Twitter, Inc. (a)	8,855,011	479,498,846
		5,810,939,553
MEDIA — 17.1%
Charter Communications, Inc. Class A (a)	833,156	551,174,352
Comcast Corp. Class A	10,662,369	558,708,136
Discovery, Inc. Class A (a) (b)	1,784,912	53,708,002
Discovery, Inc. Class C (a)	3,284,292	86,015,607
DISH Network Corp. Class A (a)	2,753,035	89,033,152
Fox Corp. Class A (b)	3,757,960	109,431,795
Fox Corp. Class B (a)	1,722,349	49,741,439
Interpublic Group of Cos., Inc.	4,342,420	102,133,718
News Corp. Class A	4,352,712	78,218,235
Security Description	Shares	Value
News Corp. Class B	1,355,811	$24,092,761
Omnicom Group, Inc.	2,393,380	149,275,111
ViacomCBS, Inc. Class B (b)	6,290,142	234,370,691
		2,085,902,999
WIRELESS TELECOMMUNICATION SERVICES — 4.6%
T-Mobile US, Inc. (a)	4,138,074	558,019,279
TOTAL COMMON STOCKS (Cost $10,190,241,102)		12,187,091,465
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d)	1,345,845	1,346,114
State Street Navigator Securities Lending Portfolio II (e) (f)	26,288,429	26,288,429
TOTAL SHORT-TERM INVESTMENTS (Cost $27,634,543)		27,634,543
TOTAL INVESTMENTS — 100.2% (Cost $10,217,875,645)		12,214,726,008
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(25,457,377)
NET ASSETS — 100.0%		$12,189,268,631
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$12,187,091,465	$—	$—	$12,187,091,465
Short-Term Investments	27,634,543	—	—	27,634,543
TOTAL INVESTMENTS	$12,214,726,008	$—	$—	$12,214,726,008
See accompanying notes to schedule of investments.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,140,112	$2,140,540	$43,180,624	$43,975,050	$(214)	$214	1,345,845	$1,346,114	$1,834
State Street Navigator Securities Lending Portfolio II	58,511,408	58,511,408	167,898,288	200,121,267	—	—	26,288,429	26,288,429	28,541
Total		$60,651,948	$211,078,912	$244,096,317	$(214)	$214		$27,634,543	$30,375
See accompanying notes to schedule of investments.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AUTO COMPONENTS — 1.3%
Aptiv PLC	1,482,796	$193,193,491
BorgWarner, Inc. (a)	1,342,744	51,883,628
		245,077,119
AUTOMOBILES — 18.2%
Ford Motor Co.	21,457,678	188,612,990
General Motors Co.	6,916,599	288,007,182
Tesla, Inc. (a) (b)	4,091,657	2,887,359,595
		3,363,979,767
DISTRIBUTORS — 1.2%
Genuine Parts Co.	792,238	79,564,462
LKQ Corp. (b)	1,537,614	54,185,517
Pool Corp.	220,507	82,138,858
		215,888,837
HOTELS, RESTAURANTS & LEISURE — 15.8%
Carnival Corp.	4,083,879	88,456,819
Chipotle Mexican Grill, Inc. (b)	153,621	213,027,777
Darden Restaurants, Inc.	714,987	85,169,252
Domino's Pizza, Inc.	216,359	82,965,022
Hilton Worldwide Holdings, Inc.	1,523,545	169,509,617
Las Vegas Sands Corp.	1,803,567	107,492,593
Marriott International, Inc. Class A	1,460,400	192,655,968
McDonald's Corp.	4,020,386	862,694,428
MGM Resorts International	2,251,312	70,938,841
Norwegian Cruise Line Holdings, Ltd. (a) (b)	1,733,239	44,076,268
Royal Caribbean Cruises, Ltd. (a)	1,022,518	76,371,869
Starbucks Corp.	6,445,101	689,496,905
Wynn Resorts, Ltd. (a)	533,127	60,152,719
Yum! Brands, Inc.	1,656,552	179,835,285
		2,922,843,363
HOUSEHOLD DURABLES — 3.6%
D.R. Horton, Inc.	1,820,884	125,495,325
Garmin, Ltd.	819,091	98,012,429
Leggett & Platt, Inc.	727,636	32,234,275
Lennar Corp. Class A	1,510,731	115,163,024
Mohawk Industries, Inc. (b)	328,431	46,292,350
Newell Brands, Inc.	2,073,686	44,024,354
NVR, Inc. (b)	19,215	78,394,510
PulteGroup, Inc.	1,472,218	63,482,040
Whirlpool Corp.	343,486	61,995,788
		665,094,095
INTERNET & DIRECT MARKETING RETAIL — 27.8%
Amazon.com, Inc. (b)	1,300,071	4,234,240,242
Booking Holdings, Inc. (b)	224,881	500,870,705
eBay, Inc.	3,596,088	180,703,422
Etsy, Inc. (b)	692,462	123,195,915
Expedia Group, Inc.	746,473	98,833,025
		5,137,843,309
Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Hasbro, Inc.	699,821	$65,461,256
MULTILINE RETAIL — 4.9%
Dollar General Corp.	1,345,329	282,922,689
Dollar Tree, Inc. (b)	1,291,487	139,532,255
Target Corp.	2,749,861	485,432,962
		907,887,906
SPECIALTY RETAIL — 20.6%
Advance Auto Parts, Inc.	372,577	58,684,603
AutoZone, Inc. (b)	127,231	150,824,717
Best Buy Co., Inc.	1,265,537	126,287,937
CarMax, Inc. (a) (b)	901,100	85,117,906
Gap, Inc.	1,129,647	22,807,573
Home Depot, Inc.	5,809,031	1,542,994,814
L Brands, Inc.	1,282,792	47,707,035
Lowe's Cos., Inc.	4,023,601	645,828,197
O'Reilly Automotive, Inc. (b)	397,851	180,055,427
Ross Stores, Inc.	1,954,907	240,082,129
Tiffany & Co.	593,394	78,001,641
TJX Cos., Inc.	6,592,992	450,235,424
Tractor Supply Co.	639,718	89,931,556
Ulta Beauty, Inc. (b)	309,408	88,849,601
		3,807,408,560
TEXTILES, APPAREL & LUXURY GOODS — 6.2%
Hanesbrands, Inc. (a)	1,912,696	27,887,108
NIKE, Inc. Class B	5,768,743	816,104,072
PVH Corp.	390,389	36,653,623
Ralph Lauren Corp.	264,863	27,476,888
Tapestry, Inc.	1,523,277	47,343,449
Under Armour, Inc. Class A (a) (b)	1,035,246	17,775,174
Under Armour, Inc. Class C (b)	1,068,674	15,901,869
VF Corp.	1,756,083	149,987,049
		1,139,129,232
TOTAL COMMON STOCKS (Cost $16,788,577,548)		18,470,613,444
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d)	10,075,208	10,077,223
State Street Navigator Securities Lending Portfolio II (e) (f)	145,066,707	145,066,707
TOTAL SHORT-TERM INVESTMENTS (Cost $155,143,930)		155,143,930
TOTAL INVESTMENTS — 100.8% (Cost $16,943,721,478)		18,625,757,374
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(145,585,327)
NET ASSETS — 100.0%		$18,480,172,047
(a)	All or a portion of the shares of the security are on loan at December 31, 2020.

See accompanying notes to schedule of investments.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$18,470,613,444	$—	$—	$18,470,613,444
Short-Term Investments	155,143,930	—	—	155,143,930
TOTAL INVESTMENTS	$18,625,757,374	$—	$—	$18,625,757,374
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,665,605	$1,665,938	$80,887,256	$72,475,971	$—	$—	10,075,208	$10,077,223	$1,170
State Street Navigator Securities Lending Portfolio II	78,424,080	78,424,080	611,378,526	544,735,899	—	—	145,066,707	145,066,707	34,216
Total		$80,090,018	$692,265,782	$617,211,870	$—	$—		$155,143,930	$35,386
See accompanying notes to schedule of investments.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BEVERAGES — 25.4%
Brown-Forman Corp. Class B	1,338,064	$106,282,424
Coca-Cola Co.	24,814,818	1,360,844,619
Constellation Brands, Inc. Class A	1,242,585	272,188,244
Molson Coors Beverage Co. Class B	1,379,325	62,331,697
Monster Beverage Corp. (a)	2,709,102	250,537,753
PepsiCo, Inc.	8,866,527	1,314,905,954
		3,367,090,691
FOOD & STAPLES RETAILING — 19.2%
Costco Wholesale Corp.	1,574,025	593,061,139
Kroger Co. (b)	5,676,517	180,286,180
Sysco Corp.	3,734,095	277,293,895
Walmart, Inc.	8,894,727	1,282,174,897
Walgreens Boots Alliance, Inc.	5,268,651	210,113,802
		2,542,929,913
FOOD PRODUCTS — 17.5%
Archer-Daniels-Midland Co.	4,078,809	205,612,762
Campbell Soup Co. (b)	1,484,668	71,783,698
Conagra Brands, Inc.	3,581,244	129,855,907
General Mills, Inc.	4,481,310	263,501,028
Hershey Co.	1,081,469	164,740,173
Hormel Foods Corp.	2,058,201	95,932,749
J.M. Smucker Co.	836,427	96,690,961
Kellogg Co.	1,864,667	116,038,227
Kraft Heinz Co.	4,750,357	164,647,374
Lamb Weston Holdings, Inc.	1,072,830	84,474,634
McCormick & Co., Inc.	1,823,141	174,292,279
Mondelez International, Inc. Class A	10,484,204	613,011,408
Tyson Foods, Inc. Class A	2,156,175	138,943,917
		2,319,525,117
HOUSEHOLD PRODUCTS — 25.8%
Church & Dwight Co., Inc.	1,821,402	158,880,896
Clorox Co. (b)	924,118	186,597,907
Colgate-Palmolive Co.	6,283,744	537,322,949
Kimberly-Clark Corp.	2,493,495	336,197,931
Security Description	Shares	Value
Procter & Gamble Co.	15,909,007	$2,213,579,234
		3,432,578,917
PERSONAL PRODUCTS — 3.3%
Estee Lauder Cos., Inc. Class A	1,660,660	442,051,086
TOBACCO — 8.5%
Altria Group, Inc.	13,623,756	558,573,996
Philip Morris International, Inc.	6,946,404	575,092,787
		1,133,666,783
TOTAL COMMON STOCKS (Cost $13,341,500,646)		13,237,842,507
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d)	5,367,709	5,368,782
State Street Navigator Securities Lending Portfolio II (e) (f)	93,036,713	93,036,713
TOTAL SHORT-TERM INVESTMENTS (Cost $98,405,495)		98,405,495
TOTAL INVESTMENTS — 100.4% (Cost $13,439,906,141)		13,336,248,002
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(54,136,513)
NET ASSETS — 100.0%		$13,282,111,489
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$13,237,842,507	$—	$—	$13,237,842,507
Short-Term Investments	98,405,495	—	—	98,405,495
TOTAL INVESTMENTS	$13,336,248,002	$—	$—	$13,336,248,002
See accompanying notes to schedule of investments.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	15,234,551	$15,237,598	$192,576,107	$202,444,923	$(360)	$360	5,367,709	$5,368,782	$5,335
State Street Navigator Securities Lending Portfolio II	21,096,352	21,096,352	300,107,727	228,167,366	—	—	93,036,713	93,036,713	28,335
Total		$36,333,950	$492,683,834	$430,612,289	$(360)	$360		$98,405,495	$33,670
See accompanying notes to schedule of investments.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ENERGY EQUIPMENT & SERVICES — 10.3%
Baker Hughes Co. (a)	13,686,569	$285,364,964
Halliburton Co.	17,641,949	333,432,836
Nov, Inc.	7,748,592	106,388,168
Schlumberger NV	27,780,347	606,444,975
TechnipFMC PLC	8,430,494	79,246,644
		1,410,877,587
OIL, GAS & CONSUMABLE FUELS — 89.4%
Apache Corp.	7,533,241	106,896,690
Cabot Oil & Gas Corp. (a)	7,954,305	129,496,085
Chevron Corp.	36,420,156	3,075,682,174
Concho Resources, Inc.	3,917,636	228,594,061
ConocoPhillips	15,151,108	605,892,809
Devon Energy Corp.	7,633,853	120,691,216
Diamondback Energy, Inc.	3,152,650	152,588,260
EOG Resources, Inc.	11,642,221	580,597,561
Exxon Mobil Corp.	76,873,308	3,168,717,756
Hess Corp.	5,454,259	287,930,333
HollyFrontier Corp.	2,974,592	76,893,203
Kinder Morgan, Inc.	38,853,121	531,122,164
Marathon Oil Corp. (a)	15,753,797	105,077,826
Marathon Petroleum Corp.	12,984,853	537,053,520
Occidental Petroleum Corp.	16,725,641	289,520,846
ONEOK, Inc.	8,868,789	340,384,122
Phillips 66	8,717,159	609,678,100
Pioneer Natural Resources Co.	3,281,335	373,711,243
Valero Energy Corp. (a)	8,138,228	460,379,558
Williams Cos., Inc.	24,219,239	485,595,742
		12,266,503,269
TOTAL COMMON STOCKS (Cost $19,224,021,530)		13,677,380,856
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (b) (c)	35,433,999	$35,441,086
State Street Navigator Securities Lending Portfolio II (d) (e)	203,628,847	203,628,847
TOTAL SHORT-TERM INVESTMENTS (Cost $239,069,933)		239,069,933
TOTAL INVESTMENTS — 101.4% (Cost $19,463,091,463)		13,916,450,789
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(196,874,362)
NET ASSETS — 100.0%		$13,719,576,427
(a)	All or a portion of the shares of the security are on loan at December 31, 2020.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2020.
(d)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

At December 31, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Sector Index	1,000	03/19/2021	$42,130,000	$39,210,000	$(2,920,000)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$13,677,380,856	$—	$—	$13,677,380,856
Short-Term Investments	239,069,933	—	—	239,069,933
TOTAL INVESTMENTS	$13,916,450,789	$—	$—	$13,916,450,789
See accompanying notes to schedule of investments.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$(2,920,000)	$—	$—	$(2,920,000)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(2,920,000)	$—	$—	$(2,920,000)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	10,727,178	$10,729,324	$255,588,499	$230,876,737	$—	$—	35,433,999	$35,441,086	$9,516
State Street Navigator Securities Lending Portfolio II	86,266,512	86,266,512	506,019,094	388,656,759	—	—	203,628,847	203,628,847	38,547
Total		$96,995,836	$761,607,593	$619,533,496	$—	$—		$239,069,933	$48,063
See accompanying notes to schedule of investments.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BANKS — 37.0%
Bank of America Corp.	57,194,181	$1,733,555,626
Citigroup, Inc.	15,641,775	964,471,846
Citizens Financial Group, Inc.	3,208,449	114,734,136
Comerica, Inc.	1,044,980	58,372,583
Fifth Third Bancorp	5,352,263	147,561,891
First Republic Bank	1,307,007	192,038,539
Huntington Bancshares, Inc.	7,643,077	96,532,063
JPMorgan Chase & Co.	22,900,999	2,910,029,943
KeyCorp.	7,336,161	120,386,402
M&T Bank Corp.	963,774	122,688,430
People's United Financial, Inc. (a)	3,191,934	41,271,707
PNC Financial Services Group, Inc.	3,183,283	474,309,167
Regions Financial Corp.	7,215,771	116,318,229
SVB Financial Group (b)	389,159	150,927,535
Truist Financial Corp.	10,128,426	485,455,458
US Bancorp	10,299,280	479,843,455
Wells Fargo & Co.	31,062,252	937,458,765
Zions Bancorp NA	1,232,194	53,526,507
		9,199,482,282
CAPITAL MARKETS — 26.3%
Ameriprise Financial, Inc.	886,515	172,276,460
Bank of New York Mellon Corp.	6,124,826	259,937,615
BlackRock, Inc.	1,065,604	768,875,910
Cboe Global Markets, Inc.	811,633	75,579,265
Charles Schwab Corp.	11,207,031	594,420,924
CME Group, Inc.	2,697,116	491,009,968
Franklin Resources, Inc. (a)	2,047,038	51,155,480
Goldman Sachs Group, Inc.	2,584,841	681,648,420
Intercontinental Exchange, Inc.	4,216,847	486,160,291
Invesco, Ltd.	2,829,893	49,325,035
MarketAxess Holdings, Inc.	285,260	162,757,945
Moody's Corp.	1,213,357	352,164,736
Morgan Stanley	10,738,038	735,877,744
MSCI, Inc.	622,787	278,093,079
Nasdaq, Inc.	862,597	114,501,126
Northern Trust Corp.	1,563,708	145,643,763
Raymond James Financial, Inc.	915,567	87,592,295
S&P Global, Inc.	1,807,601	594,212,677
State Street Corp. (c)	2,650,445	192,899,387
T Rowe Price Group, Inc.	1,701,167	257,539,672
		6,551,671,792
CONSUMER FINANCE — 5.2%
American Express Co.	4,900,145	592,476,532
Capital One Financial Corp.	3,436,446	339,692,687
Discover Financial Services	2,302,777	208,470,402
Synchrony Financial	4,079,061	141,584,207
		1,282,223,828
DIVERSIFIED FINANCIAL SERVICES — 13.6%
Berkshire Hathaway, Inc. Class B (b)	14,621,260	3,390,231,557
Security Description	Shares	Value
INSURANCE — 17.7%
Aflac, Inc.	4,908,049	$218,260,939
Allstate Corp.	2,284,646	251,151,135
American International Group, Inc.	6,472,626	245,053,620
Aon PLC Class A (a)	1,717,645	362,886,859
Arthur J Gallagher & Co.	1,444,946	178,754,270
Assurant, Inc.	445,533	60,690,505
Chubb, Ltd.	3,391,104	521,958,728
Cincinnati Financial Corp. (a)	1,124,276	98,227,994
Everest Re Group, Ltd.	300,306	70,298,632
Globe Life, Inc.	723,460	68,699,762
Hartford Financial Services Group, Inc.	2,692,276	131,867,679
Lincoln National Corp.	1,364,894	68,667,817
Loews Corp.	1,755,317	79,024,371
Marsh & McLennan Cos., Inc.	3,810,513	445,830,021
MetLife, Inc.	5,747,193	269,830,711
Principal Financial Group, Inc.	1,919,521	95,227,437
Progressive Corp.	4,399,557	435,028,196
Prudential Financial, Inc.	2,975,035	232,260,982
Travelers Cos., Inc.	1,903,068	267,133,655
Unum Group	1,530,207	35,102,949
Willis Towers Watson PLC	968,287	203,998,705
WR Berkley Corp.	1,057,817	70,260,205
		4,410,215,172
TOTAL COMMON STOCKS (Cost $25,196,174,249)		24,833,824,631
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d) (e)	26,416,319	26,421,602
State Street Navigator Securities Lending Portfolio II (c) (f)	22,610,844	22,610,844
TOTAL SHORT-TERM INVESTMENTS (Cost $49,032,446)		49,032,446
TOTAL INVESTMENTS — 100.0% (Cost $25,245,206,695)		24,882,857,077
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (g)		(1,912,244)
NET ASSETS — 100.0%		$24,880,944,833
(a)	All or a portion of the shares of the security are on loan at December 31, 2020.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2020.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

See accompanying notes to schedule of investments.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$24,833,824,631	$—	$—	$24,833,824,631
Short-Term Investments	49,032,446	—	—	49,032,446
TOTAL INVESTMENTS	$24,882,857,077	$—	$—	$24,882,857,077
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Corp.	2,174,310	$129,001,812	$59,187,645	$25,951,413	$533,879	$30,127,464	2,650,445	$192,899,387	$1,369,986
State Street Institutional Liquid Reserves Fund, Premier Class	37,581,898	37,589,414	168,339,621	179,507,433	(1,573)	1,573	26,416,319	26,421,602	6,808
State Street Navigator Securities Lending Portfolio II	23,127,546	23,127,546	344,933,857	345,450,559	—	—	22,610,844	22,610,844	10,569
Total		$189,718,772	$572,461,123	$550,909,405	$532,306	$30,129,037		$241,931,833	$1,387,363
See accompanying notes to schedule of investments.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 14.0%
AbbVie, Inc.	10,600,831	$1,135,879,042
Alexion Pharmaceuticals, Inc. (a)	1,314,060	205,308,735
Amgen, Inc.	3,495,684	803,727,665
Biogen, Inc. (a)	923,997	226,249,906
Gilead Sciences, Inc.	7,526,862	438,514,980
Incyte Corp. (a)	1,117,738	97,220,851
Regeneron Pharmaceuticals, Inc. (a)	629,638	304,184,414
Vertex Pharmaceuticals, Inc. (a)	1,561,392	369,019,385
		3,580,104,978
HEALTH CARE EQUIPMENT & SUPPLIES — 28.2%
Abbott Laboratories	10,642,216	1,165,216,230
ABIOMED, Inc. (a) (b)	271,377	87,980,423
Align Technology, Inc. (a)	430,841	230,232,814
Baxter International, Inc.	3,055,571	245,179,017
Becton Dickinson and Co.	1,741,463	435,748,872
Boston Scientific Corp. (a)	8,598,012	309,098,531
Cooper Cos., Inc. (b)	294,878	107,135,075
Danaher Corp.	3,796,296	843,309,193
DENTSPLY SIRONA, Inc.	1,314,020	68,802,087
DexCom, Inc. (a)	576,640	213,195,341
Edwards Lifesciences Corp. (a)	3,742,287	341,408,843
Hologic, Inc. (a)	1,545,238	112,539,684
IDEXX Laboratories, Inc. (a) (b)	512,195	256,030,915
Intuitive Surgical, Inc. (a)	705,804	577,418,252
Medtronic PLC	8,082,198	946,748,674
ResMed, Inc. (b)	870,198	184,969,287
STERIS PLC	513,049	97,243,307
Stryker Corp.	1,963,147	481,049,541
Teleflex, Inc.	279,970	115,227,253
Varian Medical Systems, Inc. (a)	548,572	96,005,586
West Pharmaceutical Services, Inc.	443,906	125,763,009
Zimmer Biomet Holdings, Inc.	1,244,628	191,784,728
		7,232,086,662
HEALTH CARE PROVIDERS & SERVICES — 19.5%
AmerisourceBergen Corp.	884,164	86,435,873
Anthem, Inc.	1,493,302	479,484,339
Cardinal Health, Inc.	1,762,516	94,400,357
Centene Corp. (a)	3,481,482	208,993,365
Cigna Corp.	2,169,249	451,594,257
CVS Health Corp.	7,859,461	536,801,186
DaVita, Inc. (a)	444,440	52,177,256
HCA Healthcare, Inc.	1,584,744	260,626,998
Henry Schein, Inc. (a)	858,428	57,394,496
Humana, Inc. (b)	794,683	326,034,594
Laboratory Corp. of America Holdings (a)	585,598	119,198,473
McKesson Corp.	964,108	167,677,663
Quest Diagnostics, Inc.	809,464	96,463,825
UnitedHealth Group, Inc.	5,697,198	1,997,893,395
Security Description	Shares	Value
Universal Health Services, Inc. Class B	467,338	$64,258,975
		4,999,435,052
HEALTH CARE TECHNOLOGY — 0.6%
Cerner Corp.	1,842,317	144,585,038
LIFE SCIENCES TOOLS & SERVICES — 8.9%
Agilent Technologies, Inc.	1,837,362	217,709,023
Bio-Rad Laboratories, Inc. Class A (a) (b)	129,447	75,459,834
Illumina, Inc. (a) (b)	876,693	324,376,410
IQVIA Holdings, Inc. (a)	1,151,268	206,272,688
Mettler-Toledo International, Inc. (a)	142,867	162,822,663
PerkinElmer, Inc.	673,241	96,610,084
Thermo Fisher Scientific, Inc.	2,379,767	1,108,447,873
Waters Corp. (a) (b)	372,613	92,191,908
		2,283,890,483
PHARMACEUTICALS — 28.7%
Bristol-Myers Squibb Co.	13,568,756	841,669,935
Catalent, Inc. (a)	989,235	102,949,686
Eli Lilly & Co.	4,767,373	804,923,257
Johnson & Johnson	15,807,154	2,487,729,897
Merck & Co., Inc.	15,191,712	1,242,682,042
Perrigo Co. PLC	819,560	36,650,723
Pfizer, Inc.	33,375,651	1,228,557,713
Viatris, Inc. (a)	7,244,161	135,755,577
Zoetis, Inc.	2,853,806	472,304,893
		7,353,223,723
TOTAL COMMON STOCKS (Cost $23,891,302,960)		25,593,325,936
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d)	16,642,073	16,645,401
State Street Navigator Securities Lending Portfolio II (e) (f)	164,489,253	164,489,253
TOTAL SHORT-TERM INVESTMENTS (Cost $181,131,768)		181,134,654
TOTAL INVESTMENTS — 100.6% (Cost $24,072,434,728)		25,774,460,590
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(142,714,439)
NET ASSETS — 100.0%		$25,631,746,151
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.

See accompanying notes to schedule of investments.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$25,593,325,936	$—	$—	$25,593,325,936
Short-Term Investments	181,134,654	—	—	181,134,654
TOTAL INVESTMENTS	$25,774,460,590	$—	$—	$25,774,460,590
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	16,316,773	$16,320,037	$144,573,734	$144,248,370	$(776)	$776	16,642,073	$16,645,401	$8,324
State Street Navigator Securities Lending Portfolio II	6,266,218	6,266,218	390,466,268	232,243,233	—	—	164,489,253	164,489,253	12,544
Total		$22,586,255	$535,040,002	$376,491,603	$(776)	$776		$181,134,654	$20,868
See accompanying notes to schedule of investments.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 19.1%
Boeing Co.	3,246,634	$694,974,474
General Dynamics Corp.	1,422,168	211,647,042
Howmet Aerospace, Inc.	2,387,566	68,141,134
Huntington Ingalls Industries, Inc.	248,422	42,350,982
L3Harris Technologies, Inc.	1,285,525	242,989,935
Lockheed Martin Corp.	1,506,381	534,735,127
Northrop Grumman Corp.	948,633	289,067,448
Raytheon Technologies Corp.	9,291,560	664,439,456
Teledyne Technologies, Inc. (a)	225,700	88,469,886
Textron, Inc.	1,397,714	67,551,518
TransDigm Group, Inc. (a)	333,034	206,098,091
		3,110,465,093
AIR FREIGHT & LOGISTICS — 8.0%
C.H. Robinson Worldwide, Inc. (b)	831,713	78,072,899
Expeditors International of Washington, Inc.	1,035,546	98,490,780
FedEx Corp.	1,477,336	383,545,973
United Parcel Service, Inc. Class B	4,375,737	736,874,111
		1,296,983,763
AIRLINES — 3.1%
Alaska Air Group, Inc.	757,928	39,412,256
American Airlines Group, Inc. (b)	3,736,697	58,927,712
Delta Air Lines, Inc.	3,901,705	156,887,558
Southwest Airlines Co.	3,611,309	168,323,112
United Airlines Holdings, Inc. (a)	1,790,463	77,437,525
		500,988,163
BUILDING PRODUCTS — 5.4%
A.O. Smith Corp.	829,778	45,488,430
Allegion PLC	563,091	65,532,530
Carrier Global Corp.	4,984,264	188,006,438
Fortune Brands Home & Security, Inc.	846,640	72,573,981
Johnson Controls International PLC	4,428,900	206,342,451
Masco Corp.	1,603,032	88,054,548
Trane Technologies PLC	1,467,043	212,955,962
		878,954,340
COMMERCIAL SERVICES & SUPPLIES — 5.0%
Cintas Corp.	537,785	190,085,486
Copart, Inc. (a)	1,271,288	161,771,398
Republic Services, Inc.	1,288,342	124,067,335
Rollins, Inc.	1,356,034	52,980,248
Waste Management, Inc.	2,378,701	280,520,209
		809,424,676
CONSTRUCTION & ENGINEERING — 0.9%
Jacobs Engineering Group, Inc.	793,004	86,405,716
Quanta Services, Inc.	845,932	60,924,023
		147,329,739
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 5.7%
AMETEK, Inc.	1,407,416	$170,212,891
Eaton Corp. PLC	2,438,681	292,983,135
Emerson Electric Co.	3,658,795	294,057,354
Rockwell Automation, Inc.	710,797	178,274,996
		935,528,376
INDUSTRIAL CONGLOMERATES — 14.6%
3M Co.	3,529,056	616,843,698
General Electric Co.	53,593,290	578,807,532
Honeywell International, Inc.	4,292,892	913,098,129
Roper Technologies, Inc.	641,768	276,659,767
		2,385,409,126
MACHINERY — 19.7%
Caterpillar, Inc.	3,323,705	604,980,784
Cummins, Inc.	905,114	205,551,389
Deere & Co.	1,917,291	515,847,144
Dover Corp.	882,526	111,418,907
Flowserve Corp.	797,850	29,400,773
Fortive Corp.	2,063,017	146,102,864
IDEX Corp.	462,642	92,158,286
Illinois Tool Works, Inc.	1,762,176	359,272,443
Ingersoll Rand, Inc. (a)	2,274,902	103,644,535
Otis Worldwide Corp.	2,491,296	168,287,045
PACCAR, Inc.	2,119,620	182,880,814
Parker-Hannifin Corp.	787,992	214,656,901
Pentair PLC	1,016,903	53,987,380
Snap-on, Inc.	331,659	56,760,121
Stanley Black & Decker, Inc.	980,215	175,027,190
Westinghouse Air Brake Technologies Corp.	1,096,407	80,256,992
Xylem, Inc. (b)	1,103,140	112,288,621
		3,212,522,189
PROFESSIONAL SERVICES — 4.0%
Equifax, Inc.	744,362	143,542,768
IHS Markit, Ltd.	2,280,196	204,830,007
Nielsen Holdings PLC	2,186,632	45,635,010
Robert Half International, Inc.	697,277	43,565,867
Verisk Analytics, Inc.	995,318	206,618,063
		644,191,715
ROAD & RAIL — 12.0%
CSX Corp.	4,678,897	424,609,903
JB Hunt Transport Services, Inc.	510,792	69,799,727
Kansas City Southern	572,696	116,904,435
Norfolk Southern Corp.	1,553,945	369,232,871
Old Dominion Freight Line, Inc.	588,669	114,896,415
Union Pacific Corp.	4,122,778	858,444,835
		1,953,888,186
TRADING COMPANIES & DISTRIBUTORS — 2.4%
Fastenal Co.	3,512,336	171,507,367
United Rentals, Inc. (a)	441,846	102,468,506

See accompanying notes to schedule of investments.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
W.W. Grainger, Inc.	275,758	$112,603,021
		386,578,894
TOTAL COMMON STOCKS (Cost $16,501,072,099)		16,262,264,260
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d)	14,745,917	14,748,866
State Street Navigator Securities Lending Portfolio II (e) (f)	50,848,684	50,848,684
TOTAL SHORT-TERM INVESTMENTS (Cost $65,597,550)		65,597,550
TOTAL INVESTMENTS — 100.3% (Cost $16,566,669,649)		16,327,861,810
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(44,349,786)
NET ASSETS — 100.0%		$16,283,512,024

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$16,262,264,260	$—	$—	$16,262,264,260
Short-Term Investments	65,597,550	—	—	65,597,550
TOTAL INVESTMENTS	$16,327,861,810	$—	$—	$16,327,861,810
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	8,121,441	$8,123,066	$81,798,524	$75,172,724	$—	$—	14,745,917	$14,748,866	$3,727
State Street Navigator Securities Lending Portfolio II	30,103,138	30,103,138	133,687,221	112,941,675	—	—	50,848,684	50,848,684	41,651
Total		$38,226,204	$215,485,745	$188,114,399	$—	$—		$65,597,550	$45,378
See accompanying notes to schedule of investments.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
CHEMICALS — 69.3%
Air Products & Chemicals, Inc.	1,374,567	$375,559,196
Albemarle Corp. (a)	668,411	98,603,991
Celanese Corp.	733,940	95,368,164
CF Industries Holdings, Inc.	1,343,208	51,995,582
Corteva, Inc.	4,677,924	181,129,217
Dow, Inc.	4,202,547	233,241,358
DuPont de Nemours, Inc. (a)	4,563,955	324,542,840
Eastman Chemical Co.	850,577	85,295,861
Ecolab, Inc.	1,544,496	334,167,154
FMC Corp.	814,706	93,634,161
International Flavors & Fragrances, Inc. (a)	671,398	73,074,958
Linde PLC (b)	3,264,233	860,158,038
LyondellBasell Industries NV Class A	1,614,456	147,981,037
Mosaic Co.	2,166,080	49,841,501
PPG Industries, Inc.	1,483,075	213,889,076
Sherwin-Williams Co.	508,326	373,573,861
		3,592,055,995
CONSTRUCTION MATERIALS — 4.5%
Martin Marietta Materials, Inc.	391,005	111,033,690
Vulcan Materials Co.	832,014	123,395,996
		234,429,686
CONTAINERS & PACKAGING — 13.7%
Amcor PLC	9,848,421	115,915,915
Avery Dennison Corp.	523,803	81,247,084
Ball Corp.	2,053,912	191,383,520
International Paper Co.	2,468,181	122,717,959
Packaging Corp. of America	595,425	82,115,062
Sealed Air Corp.	974,196	44,608,435
Westrock Co.	1,649,202	71,789,763
		709,777,738
Security Description	Shares	Value
METALS & MINING — 12.3%
Freeport-McMoRan, Inc.	9,122,477	$237,366,852
Newmont Corp.	4,996,196	299,222,178
Nucor Corp.	1,895,814	100,838,347
		637,427,377
TOTAL COMMON STOCKS (Cost $5,069,756,164)		5,173,690,796
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d)	6,547,505	6,548,814
State Street Navigator Securities Lending Portfolio II (e) (f)	115,497,544	115,497,544
TOTAL SHORT-TERM INVESTMENTS (Cost $122,046,336)		122,046,358
TOTAL INVESTMENTS — 102.1% (Cost $5,191,802,500)		5,295,737,154
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(110,599,936)
NET ASSETS — 100.0%		$5,185,137,218
(a)	All or a portion of the shares of the security are on loan at December 31, 2020.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,173,690,796	$—	$—	$5,173,690,796
Short-Term Investments	122,046,358	—	—	122,046,358
TOTAL INVESTMENTS	$5,295,737,154	$—	$—	$5,295,737,154
See accompanying notes to schedule of investments.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,610,420	$1,610,743	$31,788,543	$26,850,472	$(127)	$127	6,547,505	$6,548,814	$1,593
State Street Navigator Securities Lending Portfolio II	2,983,864	2,983,864	182,177,779	69,664,099	—	—	115,497,544	115,497,544	378,214
Total		$4,594,607	$213,966,322	$96,514,571	$(127)	$127		$122,046,358	$379,807
See accompanying notes to schedule of investments.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 96.9%
Alexandria Real Estate Equities, Inc. REIT	357,663	$63,742,700
American Tower Corp. REIT	1,283,039	287,990,934
AvalonBay Communities, Inc. REIT	403,231	64,690,349
Boston Properties, Inc. REIT	408,240	38,590,927
Crown Castle International Corp. REIT	1,245,745	198,310,147
Digital Realty Trust, Inc. REIT	809,234	112,896,235
Duke Realty Corp. REIT	1,074,324	42,940,730
Equinix, Inc. REIT	257,378	183,814,220
Equity Residential REIT	989,172	58,638,116
Essex Property Trust, Inc. REIT	187,976	44,629,262
Extra Space Storage, Inc. REIT	372,560	43,164,802
Federal Realty Investment Trust REIT	198,919	16,931,985
Healthpeak Properties, Inc. REIT	1,554,974	47,006,864
Host Hotels & Resorts, Inc. REIT	2,038,106	29,817,491
Iron Mountain, Inc. REIT (a)	832,612	24,545,402
Kimco Realty Corp. REIT	1,249,621	18,756,811
Mid-America Apartment Communities, Inc. REIT	329,674	41,766,399
Prologis, Inc. REIT	2,135,102	212,784,265
Public Storage REIT	439,308	101,449,396
Realty Income Corp. REIT	1,013,772	63,026,205
Regency Centers Corp. REIT	455,960	20,787,216
SBA Communications Corp. REIT	320,955	90,551,034
Simon Property Group, Inc. REIT	947,009	80,760,928
SL Green Realty Corp. REIT (a)	209,669	12,492,079
UDR, Inc. REIT	850,912	32,700,548
Ventas, Inc. REIT	1,081,840	53,053,434
Vornado Realty Trust REIT	453,191	16,922,152
Welltower, Inc. REIT	1,205,046	77,870,073
Weyerhaeuser Co. REIT	2,155,316	72,267,746
		2,152,898,450
Security Description	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.7%
CBRE Group, Inc. Class A (b)	968,850	$60,766,272
TOTAL COMMON STOCKS (Cost $2,615,960,982)		2,213,664,722
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d)	4,131,785	4,132,611
State Street Navigator Securities Lending Portfolio II (e) (f)	7,737,525	7,737,525
TOTAL SHORT-TERM INVESTMENTS (Cost $11,870,136)		11,870,136
TOTAL INVESTMENTS — 100.1% (Cost $2,627,831,118)		2,225,534,858
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(3,128,489)
NET ASSETS — 100.0%		$2,222,406,369
(a)	All or a portion of the shares of the security are on loan at December 31, 2020.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,213,664,722	$—	$—	$2,213,664,722
Short-Term Investments	11,870,136	—	—	11,870,136
TOTAL INVESTMENTS	$2,225,534,858	$—	$—	$2,225,534,858
See accompanying notes to schedule of investments.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,434,272	$6,435,559	$24,541,046	$26,843,993	$(134)	$133	4,131,785	$4,132,611	$265
State Street Navigator Securities Lending Portfolio II	5,803,298	5,803,298	20,942,401	19,008,174	—	—	7,737,525	7,737,525	3,168
Total		$12,238,857	$45,483,447	$45,852,167	$(134)	$133		$11,870,136	$3,433
See accompanying notes to schedule of investments.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
COMMUNICATIONS EQUIPMENT — 2.9%
Arista Networks, Inc. (a)	242,345	$70,418,186
Cisco Systems, Inc.	18,795,621	841,104,040
F5 Networks, Inc. (a)	273,980	48,204,041
Juniper Networks, Inc. (b)	1,466,725	33,015,980
Motorola Solutions, Inc.	754,084	128,239,525
		1,120,981,772
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.2%
Amphenol Corp. Class A	1,330,639	174,007,662
CDW Corp.	636,075	83,828,324
Corning, Inc.	3,398,440	122,343,840
FLIR Systems, Inc. (b)	583,319	25,566,872
IPG Photonics Corp. (a) (b)	158,844	35,547,699
Keysight Technologies, Inc. (a)	824,242	108,874,126
TE Connectivity, Ltd.	1,471,139	178,110,798
Vontier Corp. (a)	599,220	20,013,948
Zebra Technologies Corp. Class A (a)	237,164	91,149,240
		839,442,509
IT SERVICES — 20.3%
Accenture PLC Class A	2,818,192	736,139,932
Akamai Technologies, Inc. (a)	724,146	76,028,089
Automatic Data Processing, Inc.	1,907,423	336,087,933
Broadridge Financial Solutions, Inc.	514,321	78,793,977
Cognizant Technology Solutions Corp. Class A	2,378,161	194,890,294
DXC Technology Co.	1,131,702	29,141,327
Fidelity National Information Services, Inc.	2,760,120	390,446,575
Fiserv, Inc. (a)	2,557,729	291,223,024
FleetCor Technologies, Inc. (a)	370,953	101,207,107
Gartner, Inc. (a)	397,141	63,618,017
Global Payments, Inc.	1,331,510	286,833,884
International Business Machines Corp.	3,963,568	498,933,940
Jack Henry & Associates, Inc.	339,429	54,984,104
Leidos Holdings, Inc.	595,086	62,555,440
Mastercard, Inc. Class A	3,913,225	1,396,786,531
Paychex, Inc.	1,423,248	132,618,249
PayPal Holdings, Inc. (a)	5,211,772	1,220,597,002
VeriSign, Inc. (a)	446,697	96,665,231
Visa, Inc. Class A (b)	7,542,569	1,649,786,117
Western Union Co. (b)	1,828,682	40,121,283
		7,737,458,056
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 18.9%
Advanced Micro Devices, Inc. (a)	5,349,763	490,626,765
Analog Devices, Inc.	1,643,467	242,789,380
Applied Materials, Inc.	4,062,420	350,586,846
Broadcom, Inc.	1,799,302	787,824,381
Intel Corp.	18,228,332	908,135,500
Security Description	Shares	Value
KLA Corp.	687,106	$177,898,614
Lam Research Corp.	640,605	302,538,523
Maxim Integrated Products, Inc.	1,188,945	105,399,974
Microchip Technology, Inc.	1,158,161	159,953,616
Micron Technology, Inc. (a)	4,951,725	372,270,686
NVIDIA Corp.	2,753,415	1,437,833,313
Qorvo, Inc. (a)	507,351	84,357,251
QUALCOMM, Inc.	5,030,854	766,400,298
Skyworks Solutions, Inc.	738,777	112,944,228
Teradyne, Inc.	738,600	88,550,754
Texas Instruments, Inc.	4,083,098	670,158,875
Xilinx, Inc.	1,090,333	154,576,509
		7,212,845,513
SOFTWARE — 31.7%
Adobe, Inc. (a)	2,133,875	1,067,193,565
ANSYS, Inc. (a)	382,024	138,980,331
Autodesk, Inc. (a)	978,039	298,634,428
Cadence Design Systems, Inc. (a)	1,240,699	169,268,565
Citrix Systems, Inc.	547,681	71,253,298
Fortinet, Inc. (a)	599,324	89,017,594
Intuit, Inc.	1,168,759	443,953,106
Microsoft Corp.	33,629,907	7,479,963,915
NortonLifeLock, Inc.	2,632,695	54,707,402
Oracle Corp.	8,437,424	545,816,959
Paycom Software, Inc. (a)	217,878	98,535,326
salesforce.com, Inc. (a)	4,070,073	905,713,345
ServiceNow, Inc. (a)	867,824	477,676,364
Synopsys, Inc. (a)	678,834	175,980,926
Tyler Technologies, Inc. (a)	179,360	78,294,227
		12,094,989,351
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 23.8%
Apple, Inc.	65,335,080	8,669,311,765
Hewlett Packard Enterprise Co.	5,724,694	67,837,624
HP, Inc.	6,109,435	150,231,007
NetApp, Inc.	993,629	65,817,985
Seagate Technology PLC (b)	994,255	61,802,891
Western Digital Corp.	1,353,263	74,957,237
Xerox Holdings Corp.	741,282	17,190,330
		9,107,148,839
TOTAL COMMON STOCKS (Cost $27,589,164,258)		38,112,866,040
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d)	53,057,949	53,068,560

See accompanying notes to schedule of investments.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	16,257,324	$16,257,324
TOTAL SHORT-TERM INVESTMENTS (Cost $69,306,447)		69,325,884
TOTAL INVESTMENTS — 100.0% (Cost $27,658,470,705)		38,182,191,924
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (g)		(19,017,111)
NET ASSETS — 100.0%		$38,163,174,813
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$38,112,866,040	$—	$—	$38,112,866,040
Short-Term Investments	69,325,884	—	—	69,325,884
TOTAL INVESTMENTS	$38,182,191,924	$—	$—	$38,182,191,924
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	50,198,726	$50,208,766	$147,542,103	$144,682,308	$(2,828)	$2,827	53,057,949	$53,068,560	$10,863
State Street Navigator Securities Lending Portfolio II	—	—	81,358,302	65,100,978	—	—	16,257,324	16,257,324	1,783
Total		$50,208,766	$228,900,405	$209,783,286	$(2,828)	$2,827		$69,325,884	$12,646
See accompanying notes to schedule of investments.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ELECTRIC UTILITIES — 63.4%
Alliant Energy Corp.	3,357,026	$172,987,550
American Electric Power Co., Inc.	6,671,736	555,555,457
Duke Energy Corp.	9,891,739	905,687,623
Edison International	5,087,445	319,593,295
Entergy Corp.	2,691,250	268,694,400
Evergy, Inc.	3,048,770	169,237,223
Eversource Energy	4,607,818	398,622,335
Exelon Corp.	13,112,197	553,596,957
FirstEnergy Corp.	7,292,773	223,231,781
NextEra Energy, Inc.	26,331,079	2,031,442,745
NRG Energy, Inc.	3,282,535	123,259,189
Pinnacle West Capital Corp. (a)	1,513,357	120,992,892
PPL Corp.	10,333,489	291,404,390
Southern Co.	14,196,500	872,090,995
Xcel Energy, Inc.	7,062,502	470,857,008
		7,477,253,840
GAS UTILITIES — 1.4%
Atmos Energy Corp.	1,692,033	161,470,709
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.8%
AES Corp.	8,939,735	210,083,772
MULTI-UTILITIES — 29.9%
Ameren Corp.	3,322,629	259,364,420
CenterPoint Energy, Inc. (a)	7,322,717	158,463,596
CMS Energy Corp.	3,848,563	234,800,829
Consolidated Edison, Inc.	4,598,151	332,308,373
Dominion Energy, Inc.	10,965,161	824,580,107
DTE Energy Co.	2,600,898	315,775,026
NiSource, Inc. (a)	5,150,625	118,155,338
Public Service Enterprise Group, Inc.	6,798,867	396,373,946
Security Description	Shares	Value
Sempra Energy	3,877,247	$494,000,040
WEC Energy Group, Inc.	4,239,579	390,168,455
		3,523,990,130
WATER UTILITIES — 3.2%
American Water Works Co., Inc.	2,436,472	373,925,358
TOTAL COMMON STOCKS (Cost $12,579,836,101)		11,746,723,809
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (b) (c)	23,887,993	23,892,771
State Street Navigator Securities Lending Portfolio II (d) (e)	707,300	707,300
TOTAL SHORT-TERM INVESTMENTS (Cost $24,596,139)		24,600,071
TOTAL INVESTMENTS — 99.9% (Cost $12,604,432,240)		11,771,323,880
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		14,762,624
NET ASSETS — 100.0%		$11,786,086,504
(a)	All or a portion of the shares of the security are on loan at December 31, 2020.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2020.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$11,746,723,809	$—	$—	$11,746,723,809
Short-Term Investments	24,600,071	—	—	24,600,071
TOTAL INVESTMENTS	$11,771,323,880	$—	$—	$11,771,323,880
See accompanying notes to schedule of investments.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	25,585,277	$25,590,394	$164,206,988	$165,904,611	$722	$(722)	23,887,993	$23,892,771	$4,885
State Street Navigator Securities Lending Portfolio II	1,859,303	1,859,303	260,008,260	261,160,263	—	—	707,300	707,300	3,839
Total		$27,449,697	$424,215,248	$427,064,874	$722	$(722)		$24,600,071	$8,724
See accompanying notes to schedule of investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s respective Select Sector Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s respective Select Sector Index. Various inputs are used in overseeing the determination of the value of the Funds’ investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2020, is disclosed in each Fund’s respective Schedule of Investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments. Subsequent payments are made or received by Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2020 are disclosed in the Schedules of Investments.
Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov.